Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Schedule of Intangibles Assets
a)	Composition of intangibles assets as of December 31, 2022 and 2021 is as follows:

		Average
		Remaining	Net assets as			Net assets as
	Useful	amortization	of January 1,	Gross	Accumulated	of December
Concept	life years	years	2022	balance	amortization	31, 2022
			MCh$	MCh$	MCh$	MCh$
Software or computer programs	6	2	142,536	304,260	(145,583)	158,677
Goodwill from business combinations			492,512	492,512	—	492,512
Other intangible assets arising from business combinations	9	2	64,296	189,044	(146,443)	42,601
Totals			699,344	985,816	(292,026)	693,790

		Average
		Remaining	Net assets as			Net assets as
	Useful	amortization	of January 1,	Gross	Accumulated	of December
Concept	life years	years	2021	balance	amortization	31, 2021
			MCh$	MCh$	MCh$	MCh$
Software or computer programs	6	3	140,180	268,047	(125,511)	142,536
Goodwill from business combinations			492,512	492,512	—	492,512
Other intangible assets arising from business combinations	9	3	85,991	189,044	(124,748)	64,296
Totals			718,683	949,603	(250,259)	699,344

Schedule of Movement of Intangible Assets
b)	Movements on gross balances of intangible assets as of December 31, 2022 and 2021 are as follows:

	Software or	Goodwill from	Other intangible assets
	computer	business	arising from
	programs	combinations	business combinations	Total
	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2022	268,047	492,512	189,044	949,603
Additions	49,918	—	—	49,918
Disposals	(806)	—	—	(806)
Exchange differences	(12,575)	—	—	(12,575)
Others	(324)	—	—	(324)
Ending balances as of December 31, 2022	304,260	492,512	189,044	985,816

	Software or	Goodwill from	Other intangible assets
	computer	business	arising from
	programs	combinations	business combinations	Total
	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2021	238,609	492,512	189,044	920,165
Additions	38,624	—	—	38,624
Disposals	(14,828)	—	—	(14,828)
Exchange differences	1,224	—	—	1,224
Others	4,418	—	—	4,418
Ending balances as of December 31, 2021	268,047	492,512	189,044	949,603

Schedule of Movements of Accumulated Amortization of Intangible Assets
c)	Movements on accumulated amortization of intangible assets for the years ended December 31, 2022 and 2021 are as follows:

	Software or	Goodwill	Other intangible assets
	computer	from business	arising from
	programs	combinations	business combinations	Totals
	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2022	(125,511)	—	(124,748)	(250,259)
Amortization for the year	(33,021)	—	(21,695)	(54,716)
Exchange differences	7,728	—	—	7,728
Others	5,221	—	—	5,221
Ending balances as of December 31, 2022	(145,583)	—	(146,443)	(292,026)

	Software or	Goodwill	Other intangible assets
	computer	from business	arising from
	programs	combinations	business combinations	Totals
	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2021	(98,429)	—	(103,053)	(201,482)
Amortization for the year	(34,096)	—	(21,695)	(55,791)
Exchange differences	(994)	—	—	(994)
Others	8,008	—	—	8,008
Ending balances as of December 31, 2021	(125,511)	—	(124,748)	(250,259)